American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2025

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.7%
Focused Dynamic Growth Fund G Class(2)	555,677	37,119,228
Focused Large Cap Value Fund G Class	12,066,897	122,961,680
Growth Fund G Class	1,346,131	74,171,796
Heritage Fund G Class	2,163,859	59,268,087
Large Cap Equity Fund G Class	2,768,047	135,606,644
Mid Cap Value Fund G Class	4,405,932	67,410,764
Select Fund G Class	93,444	10,860,988
Small Cap Growth Fund G Class	1,135,305	24,738,300
Small Cap Value Fund G Class	2,659,020	24,835,247
		556,972,734
International Equity Funds — 23.4%
Emerging Markets Fund G Class	5,179,808	60,396,564
Global Real Estate Fund G Class	1,924,044	25,089,539
International Growth Fund G Class	5,433,962	71,673,957
International Small-Mid Cap Fund G Class	2,762,782	27,959,356
International Value Fund G Class	4,342,340	42,685,207
Non-U.S. Intrinsic Value Fund G Class	3,788,443	35,308,286
		263,112,909
Domestic Fixed Income Funds — 19.4%
Diversified Bond Fund G Class	16,158,739	148,175,635
High Income Fund G Class	4,481,184	38,179,685
Inflation-Adjusted Bond Fund G Class	2,875,382	30,996,621
		217,351,941
International Fixed Income Funds — 7.5%
Emerging Markets Debt Fund G Class	2,625,108	23,468,468
Global Bond Fund G Class	6,891,549	60,369,967
		83,838,435
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $952,863,161)		1,121,276,019
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,121,276,019

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$42,093	$1,965	$4,549	$(2,390)	$37,119	556	$5,331	—
Focused Large Cap Value Fund	139,931	15,875	24,220	(8,624)	122,962	12,067	1,569	$11,886
Growth Fund	84,611	12,409	12,565	(10,283)	74,172	1,346	7,033	4,261
Heritage Fund	64,742	11,235	11,892	(4,817)	59,268	2,164	4,162	7,023
Large Cap Equity Fund(4)	148,347	16,006	11,640	(17,106)	135,607	2,768	3,503	10,111
Mid Cap Value Fund	78,540	6,562	11,038	(6,653)	67,411	4,406	728	6,102
Select Fund	5,930	6,673	494	(1,248)	10,861	93	(6)	410
Small Cap Growth Fund	29,642	1,048	3,378	(2,575)	24,737	1,135	939	313
Small Cap Value Fund	30,281	3,864	3,341	(5,969)	24,835	2,659	547	1,881
Emerging Markets Fund	64,424	5,893	10,421	501	60,397	5,180	592	1,212
Global Real Estate Fund	27,742	1,452	3,893	(211)	25,090	1,924	264	832
International Growth Fund	76,677	3,404	8,900	493	71,674	5,434	727	1,088
International Small-Mid Cap Fund	29,339	1,225	1,693	(912)	27,959	2,763	(295)	815
International Value Fund	45,361	3,643	8,969	2,650	42,685	4,342	946	2,155
Non-U.S. Intrinsic Value Fund	37,857	7,194	8,219	(1,524)	35,308	3,788	(717)	4,358
Diversified Bond Fund	158,446	22,534	35,496	2,692	148,176	16,159	(4,271)	5,905
High Income Fund	39,057	2,784	3,601	(60)	38,180	4,481	(389)	2,131
Inflation-Adjusted Bond Fund	31,215	1,740	2,914	956	30,997	2,875	(446)	663
Emerging Markets Debt Fund	23,148	1,654	1,851	517	23,468	2,625	(324)	839
Global Bond Fund	62,745	3,259	6,821	1,187	60,370	6,892	(1,129)	1,938
	$1,220,128	$130,419	$175,895	$(53,376)	$1,121,276	83,657	$18,764	$63,923
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.